American Funds® Portfolio Series Statement of Additional Information Supplement January 26, 2024 (for statement of additional information dated January 1, 2024)

The table under the heading “Investment professional fund holdings and other managed accounts” in the “Management of the series” section of the statement of additional information is amended to read as follows.

Investment professional	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which investment professional manages (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) that investment professional manages (assets of PIVs in billions)[2]		Number of other accounts that investment professional manages (assets of other accounts in billions)[2,3]
Alan N. Berro	Over $1,000,000	17	$386.0	3	$4.52	None
Michelle J. Black	$100,001 – $500,000	11	$262.4	1	$12.00	None
Brittain Ezzes	$500,001 – $1,000,000	8	$7.4	None		None
Samir Mathur	Over $1,000,000	11	$262.4	1	$12.00	None
Wesley K. Phoa	$100,001 – $500,000	11	$262.4	1	$12.00	None
John R. Queen	Over $1,000,000	15	$367.1	3	$3.22	123	$0.43
Andrew B. Suzman	Over $1,000,000	12	$253.1	2	$8.49	None
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000.
[2]	Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the investment professional also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.
[3]	Personal brokerage accounts of portfolio managers and their families are not reflected.

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-574-0124O CGD/10149-S99233